Insurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase in market interest rates impact on net income	$ 1	$ (10)
1% decrease in market interest rates impact on net income	7	5
10% increase in equity market values impact on net income	2	6
10% decrease in equity market values impact on net income	(8)	(10)
5% increase in maintenance expenses impact on net income	(32)	(33)
Life insurance [member]
Life Insurance
2% adverse change in annuitant mortality rates impact on net income	(177)	(166)
2% adverse change in assurance mortality rates impact on net income	(54)	(59)
5% adverse change in morbidity rates impact on net income	(177)	(181)
10% adverse change in lapse rates impact on net income	$ (192)	$ (199)